Provisions (Tables)	9 Months Ended
Sep. 30, 2023
Disclosure of other provisions [abstract]
Disclosure of other provisions [text block]

	Labor	Civil	Total
Balance at December 31, 2022	3,788	24,330	28,118
Constitution/increase in provision	676	15,965	27,104
Payments	(239)	(13,501)	(20,182)
Balance at September 30, 2023	4,225	30,068	35,040

Balance at December 31, 2021	3,312	18,370	21,682
Constitution/increase in provision	1,071	19,147	20,218
Payments	(560)	(14,782)	(15,342)
Balance at September 30, 2022	3,823	22,735	26,558

Disclosure of contingent liabilities [text block]

Process type	09/30/2023	12/31/2022
Action for the annulment of a tax debt	35,685	29,626
Tax assessment notice	23,692	17,896
Clearing Statement	1,243	3,496
Collection Letter	—	1,254
Total	60,620	52,272